Fair Value Measurements: Fair Value, Liabilities Measured on Recurring Basis (Details) - Predecessor - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Derivative Liability	$ 37,157	$ 258,808
Fair Value, Inputs, Level 3
Derivative Liability	$ 37,157	$ 258,808